COMMON SHARES (Details Textual) - shares	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	40,136
Firstleap Education [Member] | Common Stock [Member]
Conversion of Stock, Shares Issued	478,036
Non-vested shares
Non-vested shares vested and converted	1,419,484	2,092,730	1,614,996
Class A Common shares
Shares issued related to vesting and conversion of non-vested shares	1,419,484	2,092,730	1,614,996
Common shares issued due to conversion of convertible shares	0	8,075,000	8,275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	40,136
Common Stock, Voting Rights	1
Class A Common shares | Firstleap Education [Member]
Stock Issued During Period, Shares, New Issues	478,036
Class B Common shares
Number of convertible shares converted	0	8,075,000	8,275,000
Common shares issued due to conversion of convertible shares		(8,075,000)	(8,275,000)
Conversion of Stock, Shares Converted	0	8,075,000	8,275,000
Common Stock, Voting Rights	10
American Depository Shares [Member]
Shares issued related to vesting and conversion of non-vested shares	709,742	1,046,365	807,498
American Depository Shares [Member] | Firstleap Education [Member]
Stock Issued During Period, Shares, New Issues	239,018
American Depository Shares [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	20,068